Transactions With Related Parties - Box Ships Inc. (Details) (USD $)	2 Months Ended	12 Months Ended				1 Months Ended	4 Months Ended	10 Months Ended	12 Months Ended			9 Months Ended
	Feb. 28, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 18, 2013	Dec. 31, 2012 Box Ships Inc.	Dec. 31, 2011 Box Ships Inc.	Dec. 31, 2013 Box Ships Inc.	Dec. 31, 2012 Box Ships Inc.	Dec. 31, 2011 Box Ships Inc.	May 28, 2011 Box Ships Inc.	Dec. 31, 2011 Box Ships Management Agreement	Apr. 19, 2011 Box Ships Management Agreement
Related Party Transaction [Line Items]
Percentage of ownership in Box Ships					13.80%	16.40%	21.10%		16.40%	21.10%
Amount due from Box Ships		$ 2,508,195	$ 923,695			$ 0	$ 917,540		$ 0	$ 917,540
Loan to affiliate		10,000,000	15,000,000								30,000,000
Loan to affiliate interest rate basis									LIBOR
Loan to affiliate interest rate spread						4.00%			4.00%
Prepayment of loan from affiliate	1,000,000	1,000,000	15,000,000	0		1,000,000	15,000,000	1,000,000
Loan To Affiliate Balance						13,000,000			13,000,000
Interest income related party									$ 675,856	$ 508,019
Capacity of Containerships under construction (TEU)												4,800
Number of vessels that Box Ships has the option to acquire													2